Stockholders Note Payable - Additional Information (Detail) (USD $)	12 Months Ended	16 Months Ended	21 Months Ended	1 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Jun. 30, 2012	Oct. 31, 2011 Convertible Debt	Oct. 06, 2011 Convertible Debt	Sep. 02, 2011 Convertible Debt
Notes Payable [Line Items]
Proceeds from issuance of stockholder convertible note payable	$ 150,000	$ 150,000	$ 150,000			$ 150,000
Issuance of common stock (in shares)				40,000	40,000
Issuance of common stock, per share				$ 3.75	$ 3.75